Variable Interest Entity (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 CNY (¥)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY (¥)
Net income/loss	$ 6,749	$ (168,219)
First Installment [Member]
Advanced amount in acquisition					$ 5,400,000
First Installment [Member] | RMB [Member]
Advanced amount in acquisition | ¥						¥ 38,000,000
Second Installment [Member]
Advanced amount in acquisition			$ 5,400,000
Second Installment [Member] | RMB [Member]
Advanced amount in acquisition | ¥				¥ 38,000,000